Note 16 - Commitments and Contingencies (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			36 Months Ended		1 Months Ended					12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended	36 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Oct. 02, 2013 Subsequent Event [Member] Co-Executive Chairman [Member] Minimum [Member]	Sep. 30, 2013 Fiscal 2014 [Member] Chief Executive Officer [Member]	Jun. 20, 2013 Fiscal 2014 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Qualifying Termination Occurs Within 12 Months Following a Change in Control [Member] Severance Contingency [Member] Chief Executive Officer [Member]	Sep. 30, 2013 Vesting June 2014 [Member] $0.50 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2014 [Member] $0.50 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Vesting June 2014 [Member] $0.70 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2014 [Member] $0.70 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Vesting June 2014 [Member] $0.90 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2014 [Member] $0.90 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Vesting June 2014 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2014 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Vesting June 2015 [Member] $0.50 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2015 [Member] $0.50 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Vesting June 2015 [Member] $0.70 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2015 [Member] $0.70 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Vesting June 2015 [Member] $0.90 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2015 [Member] $0.90 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Vesting June 2015 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 Vesting June 2015 [Member] Mark Goldwasser [Member]	Sep. 30, 2012 Paid as Soon as Practicable [Member] Mark Goldwasser [Member]	Sep. 30, 2012 Paid at Conclusion of Fiscal Year [Member] Mark Goldwasser [Member]	Jun. 20, 2013 Fiscal 2013 [Member] Mark Goldwasser [Member]	Jun. 20, 2013 Fiscal 2015 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 Severance Contingency [Member] Chief Executive Officer [Member]	Sep. 30, 2013 Severance Contingency [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 If Employment Agreement Not Extended [Member] Mark Goldwasser [Member]	Sep. 30, 2013 $0.50 [Member] Chief Executive Officer [Member]	Sep. 30, 2013 $0.50 [Member] Co-Executive Chairman [Member]	Jul. 02, 2008 $0.50 [Member] Mark Goldwasser [Member]	Jun. 20, 2013 $0.50 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 $0.70 [Member] Chief Executive Officer [Member]	Sep. 30, 2013 $0.70 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 $0.70 [Member] Mark Goldwasser [Member]	Sep. 30, 2013 $0.90 [Member] Chief Executive Officer [Member]	Sep. 30, 2013 $0.90 [Member] Co-Executive Chairman [Member]	Jun. 20, 2013 $0.90 [Member] Mark Goldwasser [Member]	Jul. 02, 2008 $0.30 [Member] Mark Goldwasser [Member]	Jul. 02, 2008 $0.40 [Member] Mark Goldwasser [Member]	Jul. 02, 2008 $0.60 [Member] Mark Goldwasser [Member]	Jun. 07, 2013 Chief Executive Officer [Member]	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2013 Co-Executive Chairman [Member]	Sep. 30, 2013 Co-Executive Chairman [Member]	Jul. 02, 2008 Mark Goldwasser [Member] Automobile Allowance [Member]	Jul. 02, 2008 Mark Goldwasser [Member]	Jun. 20, 2013 Mark Goldwasser [Member]	Sep. 30, 2012 Mark Goldwasser [Member]	Sep. 30, 2012 Mark Goldwasser [Member]	Sep. 30, 2013 Threatened Litigation [Member]	Sep. 30, 2012 Threatened Litigation [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Deferred Rent Credit (in Dollars)	$ 220,000	$ 241,000
Operating Leases, Rent Expense (in Dollars)	1,992,000	2,510,000
Operating Leases, Income Statement, Sublease Revenue (in Dollars)	90,000	95,000
Loss Contingency, Damages Sought, Value (in Dollars)	10,125,000
Loss Contingency, Estimate of Possible Loss (in Dollars)	250,000	325,000																											360,000	400,000																							250,000	325,000
Legal Fees (in Dollars)	1,022,000		1,158,000
Officers' Compensation (in Dollars)				180,000	200,000	440,000																				400,000	460,000																	1.00		1.00			450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)																																													5,700,000		1,500,000		1,000,000	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	9,000,000																														1,900,000				1,900,000			1,900,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.69							$ 0.50	$ 0.50	$ 0.70	$ 0.70	$ 0.90	$ 0.90			$ 0.50	$ 0.50	$ 0.70	$ 0.70	$ 0.90	$ 0.90										$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.70	$ 0.70	$ 0.70	$ 0.90	$ 0.90	$ 0.90	$ 0.30	$ 0.40	$ 0.60						$ 1.64
Loss Contingency, Range of Possible Loss, Minimum (in Dollars)																												750,000
Loss Contingency, Range of Possible Loss, Maximum (in Dollars)							1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in Shares)																																															500,000			500,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)														500,000	500,000							500,000	500,000
Percentage Severance Payment Must Increase By																																														50.00%	50.00%
Officer Compensation Annual Increase																																																	5.00%
Other Labor-related Expenses (in Dollars)																																																1,000
Quarterly Bonus Payment																										9.00%																										7.50%
Quarterly Bonus Payment Threshold (in Dollars)																																																				1,500,000
Quarterly Bonus Payment Paid Portion																								50.00%
Quarterly Bonus Payment Accrued Portion																									50.00%
Percentage of Options Modified																																	20.00%								30.00%	30.00%	20.00%
Maximum Bonus Payment (in Dollars)																										$ 40,000